United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/2009

Date of Reporting Period:  4/30/2009

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.01	$10.02	$ 9.81	$10.12	$10.18
Income From Investment Operations:
Net investment income	0.50	0.51	0.49	0.44	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(1.08)	(0.01)	0.21	(0.31)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	(0.58)	0.50	0.70	0.13	0.37
Less Distributions:
Distributions from net investment income	(0.50)	(0.51)	(0.49)	(0.44)	(0.43)
Net Asset Value, End of Period	$ 8.93	$10.01	$10.02	$ 9.81	$10.12
Total Return [1]	(5.72)%	5.08%	7.33%	1.29%	3.72%

Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.56%	0.55%	0.55%
Net investment income	5.45%	5.07%	4.97%	4.37%	4.24%
Expense waiver/reimbursement [2]	0.21%	0.20%	0.19%	0.37%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$186,136	$176,944	$192,561	$241,318	$287,081
Portfolio turnover	28%	34%	37%	73%	57%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2009	2008	2007	2006		2005
Net Asset Value, Beginning of Period	$10.01	$10.02	$ 9.81	$10.12		$10.18
Income From Investment Operations:
Net investment income	0.48	0.48	0.47	0.42		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(1.08)	(0.01)	0.21	(0.31)		(0.06)
TOTAL FROM INVESTMENT OPERATIONS	(0.60)	0.47	0.68	0.11		0.35
Less Distributions:
Distributions from net investment income	(0.48)	(0.48)	(0.47)	(0.42)		(0.41)
Net Asset Value, End of Period	$ 8.93	$10.01	$10.02	$ 9.81		$10.12
Total Return [1]	(5.95)%	4.83%	7.07%	1.07	% [2]	3.48%

Ratios to Average Net Assets:
Net expenses	0.80%	0.80%	0.80%	0.78%		0.79%
Net investment income	5.20%	4.83%	4.72%	4.12%		4.00%
Expense waiver/reimbursement [3]	0.41%	0.41%	0.39%	0.39%		0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$128,292	$28,097	$34,222	$38,909		$61,722
Portfolio turnover	28%	34%	37%	73%		57%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,071.20	$2.88
Institutional Service Shares	$1,000	$1,069.90	$4.11
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.02	$2.81
Institutional Service Shares	$1,000	$1,020.83	$4.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Institutional Service Shares	0.80%

Management's Discussion of Fund Performance (unaudited)

The fund's total return, based on net asset value for the 12-month reporting period ended April 30, 2009 was -5.72% for the Institutional Shares and -5.95% for the Institutional Service Shares. The total return of the Barclays Capital U.S. Intermediate Credit Index, a broad-based securities market index ("BCICI"), 1 was -1.69% during the same period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which are not reflected in the total return of the BCICI.

During the period, the most significant factors affecting the fund's performance relative to the BCICI were: (1) sector/industry selection; (2) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); and (3) selection of individual securities.

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares. The total return of the fund's Institutional Shares consisted of 5.07% of dividends and -10.79% depreciation in the net asset value of the shares.

MARKET OVERVIEW

The 12-month reporting period began in the context of a developing financial crisis, after the Bear Stearns acquisition by JPMorgan. The financial lending markets gradually deteriorated over the summer months of 2008. Beginning in mid-September 2008, with the bankruptcy of Lehman Brothers, the financial market turmoil translated into a full-fledged U.S. recession, which then began to spread worldwide. Financial lending/credit markets were nearly frozen in the latter months of 2008.

1 Barclays Capital U.S. Intermediate Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million, and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments).

Most asset classes, particularly those most sensitive to either the credit markets (i.e. corporate bonds) or the economy (i.e. equities) experienced stress not seen since the 1930s. The U.S. government, including the Federal Deposit Insurance Corporation, the Federal Reserve (the "Fed") and the U.S. Treasury department, implemented a series of actions initially aimed to assist in a functioning credit market system, and ultimately to stem the fall in economic activity. The official federal funds target rate was cut from 2.00% at the start of the reporting period to a range of 0-0.25%. 2 The Fed also commenced purchase of hundreds of billions of dollars in direct mortgage, agency and Treasury securities, in an effort to drive lending rates lower.

In this environment, the safest U.S. Treasury securities were the outstanding fixed-income performers. By reference, the Barclays Capital Intermediate Treasury Index ("BCITI") 3 generated a return of 6.80% over the reporting period while BCICI experienced a -1.69% return, a sign of risk avoidance.

SECTOR/INDUSTRY SELECTION

The decision to overweight or underweight various corporate industries detracted from relative fund performance. Specifically, the fund moved to an overweight in the Financials area during the fourth quarter of 2008. In retrospect, this move was too early and experienced the pain of the risk aversion environment. During the last four months of the reporting period, financial debt performed well but, nonetheless, the Financials overweight was a performance detractor. On the other hand, the fund was underweight the Sovereign and Supranational debt areas, which outperformed the corporate bond market as a whole.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

3 Barclays Capital Intermediate Treasury Index is an unmanaged index that is comprised of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than ten years.

YIELD CURVE STRATEGY

The yield curve strategy represented the single largest positive contributor to performance versus the index. The fund was positioned by overweighting the short-to-intermediate maturities, those maturities which experienced the largest rate declines. Correspondingly, the fund was underweight the longer maturities, which experienced the smallest rate declines.

SECURITY SELECTION

Individual security selection, in general, detracted from fund performance, although specific fund holdings both added to and detracted from fund performance. The most significant positive contributors were insurance companies, Union Central Life, United Health Group; Boston University; financial services provider, Blackrock; and health care services provider, Wellpoint. Bond issuer holdings which detracted from performance included: Regional Diversified Funding, Lehman Brothers, Washington Mutual, Wachovia Bank and Bank of America, all in the Financial Services area.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Shares) (the "Fund") from April 30, 1999 to April 30, 2009 compared to the Barclays Capital U.S. Intermediate Credit Index (BCICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Returns for the Period Ended 4/30/2009
1 Year	-5.72%
5 Years	2.24%
10 Years	4.33%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The BCICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Service Shares) (the "Fund") from April 30, 1999 to April 30, 2009 compared to the Barclays Capital U.S. Intermediate Credit Index (BCICI) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Returns for the Period Ended 4/30/2009
1 Year	-5.95%
5 Years	2.00%
10 Years	4.08%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The BCICI is not adjusted to reflect sales charges, expenses or other fees that SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	84.5%
U.S. Treasury Securities	5.3%
Foreign Government Debt Securities	2.1%
Asset-Backed Securities [2]	0.0%
Cash Equivalents [3]	7.8%
Other Assets and Liabilities - Net [4]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 Represents less than 0.1%.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$60,281	[1,2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	$39,183
8,645		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	8,521
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $68,844)	47,704
		CORPORATE BONDS--84.5%
		Basic Industry - Chemicals--1.0%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	947,761
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	417,069
660,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	675,719
675,000		Praxair, Inc., 4.625%, 3/30/2015	680,482
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	388,546
		TOTAL	3,109,577
		Basic Industry - Metals & Mining--2.5%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	398,224
400,000		ArcelorMittal, 6.125%, 6/1/2018	324,033
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,038,069
730,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	799,220
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,390,299
800,000		Barrick Gold Corp., 6.95%, 4/1/2019	848,954
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	775,506
705,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	666,765
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	638,130
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	386,514
650,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	582,697
		TOTAL	7,848,411
		Basic Industry - Paper--0.2%
900,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	748,631
		Capital Goods - Aerospace & Defense--0.6%
555,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	560,049
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	268,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--continued
$320,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	$324,197
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	841,138
		TOTAL	1,993,884
		Capital Goods - Building Materials--0.2%
640,000		RPM International, Inc., 6.50%, 2/15/2018	558,420
		Capital Goods - Construction Machinery--1.4%
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,258,138
		Capital Goods - Diversified Manufacturing--2.6%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	866,450
560,000		Dover Corp., Note, 5.45%, 3/15/2018	567,000
330,000		Emerson Electric Co., 4.875%, 10/15/2019	323,578
510,000		Harsco Corp., 5.75%, 5/15/2018	492,303
650,000		Hubbell, Inc., 5.95%, 6/1/2018	625,398
1,120,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,156,006
550,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	550,883
480,000		Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	434,761
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	704,296
660,000		Textron Financial Corp., 5.40%, 4/28/2013	485,911
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	256,757
865,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	872,373
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	878,707
		TOTAL	8,214,423
		Capital Goods - Environmental--0.3%
375,000		Waste Management, Inc., 7.375%, 3/11/2019	393,961
500,000		Waste Management, Inc., 7.375%, 8/1/2010	523,685
		TOTAL	917,646
		Communications - Media & Cable--2.3%
2,300,000		Comcast Corp., 7.125%, 6/15/2013	2,471,152
1,925,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,924,917
320,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	352,635
2,675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,590,006
		TOTAL	7,338,710
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.4%
$1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	$1,146,119
10,000		News America, Inc., 6.65%, 11/15/2037	8,127
		TOTAL	1,154,246
		Communications - Telecom Wireless--1.1%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,480,669
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	786,600
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	248,380
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	886,382
		TOTAL	3,402,031
		Communications - Telecom Wirelines--2.2%
260,000		AT&T, Inc., 6.70%, 11/15/2013	290,732
1,500,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,422,537
900,000		Rogers Communications, Inc., 6.80%, 8/15/2018	945,324
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,779,894
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	291,335
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,038,092
1,020,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,064,397
		TOTAL	6,832,311
		Consumer Cyclical - Automotive--1.6%
910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	834,893
2,500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,435,782
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	248,217
1,500,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,427,222
		TOTAL	4,946,114
		Consumer Cyclical - Entertainment--1.2%
940,000		International Speedway Corp., 5.40%, 4/15/2014	872,627
2,730,000		Time Warner, Inc., 5.50%, 11/15/2011	2,803,104
		TOTAL	3,675,731
		Consumer Cyclical - Lodging--0.1%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	297,205
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--2.7%
$560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	$553,813
391,598	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	292,796
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	398,239
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	918,556
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	695,291
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	217,899
5,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	5,495,621
		TOTAL	8,572,215
		Consumer Cyclical - Services--0.8%
2,025,000		Boston University, 7.625%, 7/15/2097	2,361,458
		Consumer Non-Cyclical Food/Beverage--4.9%
1,800,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,819,753
1,500,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,721,895
380,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	378,924
3,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	3,384,643
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,514
335,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	355,462
3,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,173,253
1,300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,331,232
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	256,221
500,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	519,658
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	516,980
2,000,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,064,153
		TOTAL	15,527,688
		Consumer Non-Cyclical Health Care--0.5%
400,000		Baxter International, Inc., 6.25%, 12/1/2037	413,223
540,000		Covidien International Finance SA, 6.55%, 10/15/2037	529,613
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	779,939
		TOTAL	1,722,775
		Consumer Non-Cyclical Pharmaceuticals--1.8%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,563,129
3,700,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	4,036,531
		TOTAL	5,599,660
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.4%
$670,000		Philips Electronics NV, 4.625%, 3/11/2013	$668,647
800,000		Whirlpool Corp., 5.50%, 3/1/2013	669,593
		TOTAL	1,338,240
		Consumer Non-Cyclical Supermarkets--0.2%
450,000		Kroger Co., 7.25%, 6/1/2009	451,316
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	308,975
		TOTAL	760,291
		Consumer Non-Cyclical Tobacco--0.6%
850,000		Altria Group, Inc., 9.25%, 8/6/2019	983,531
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	742,250
		TOTAL	1,725,781
		Energy - Independent--1.8%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	721,768
290,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	262,850
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,462,036
500,000		Devon Energy Corp., 6.30%, 1/15/2019	521,474
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	165,272
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,458,000
180,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	179,329
514,364	[1,2]	Tengizchevroil LLP, (Series 144A), 6.124%, 11/15/2014	424,350
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	234,046
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	356,860
		TOTAL	5,785,985
		Energy - Integrated--2.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,209
2,000,000		Conoco, Inc., 7.25%, 10/15/2031	2,011,595
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,379,122
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	944,354
727,836	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	732,667
1,100,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,118,124
		TOTAL	6,197,071
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.3%
$700,000		Weatherford International Ltd., 6.00%, 3/15/2018	$590,251
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	496,819
		TOTAL	1,087,070
		Energy - Refining--0.2%
200,000		Valero Energy Corp., 9.375%, 3/15/2019	224,085
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	460,458
		TOTAL	684,543
		Financial Institution - Banking--20.9%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,023,255
10,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	8,732,090
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,554,579
1,700,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	654,500
1,180,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,174,932
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,084,697
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,447,192
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	171,109
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,654,906
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	1,918,000
9,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	9,369,502
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,064,058
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,256,748
1,510,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,482,118
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	993,903
7,400,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	7,758,847
1,040,000		M & T Bank Corp., 5.375%, 5/24/2012	963,329
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	809,856
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,974,350
335,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	335,993
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	840,426
400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	364,522
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	576,861
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$4,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	$4,613,204
250,000		Northern Trust Corp., 4.625%, 5/1/2014	254,175
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	633,644
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	399,541
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	137,893
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,010,943
3,791,021	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,829,926
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,437,784
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	552,762
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,256,277
870,000		Wachovia Corp., 5.75%, 2/1/2018	804,281
1,550,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,587,517
900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	894,697
417,316	[1,2]	World Financial, Pass Thru Cert., (Series 96 WFP), 6.91%, 9/1/2013	384,045
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	642,860
		TOTAL	65,645,322
		Financial Institution - Brokerage--3.1%
2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	2,097,741
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	479,749
3,000,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	2,690,793
900,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	746,885
2,550,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,452,674
320,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	227,613
375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	243,518
700,000	[4,5]	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	103,250
940,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	138,650
390,000		Nuveen Investments, 5.00%, 9/15/2010	318,825
390,000		Nuveen Investments, 5.50%, 9/15/2015	132,600
		TOTAL	9,632,298
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--9.0%
$4,000,000		American Express Credit Corp., 5.875%, 5/2/2013	$3,871,407
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	507,434
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	580,000
6,000,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	6,243,752
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	502,532
830,000		Capmark Financial Group, Inc., Company Guarantee, (Series WI), 8.30%, 5/10/2017	198,862
6,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	5,908,050
4,540,000		General Electric Capital Corp., 5.625%, 5/1/2018	4,052,485
2,500,000		General Electric Capital Corp., 6.875%, 1/10/2039	1,987,814
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	976,500
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	659,552
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	941,259
500,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	82,500
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,345,044
500,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	397,500
		TOTAL	28,254,691
		Financial Institution - Insurance - Health--1.0%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	311,760
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,549,158
555,000		CIGNA Corp., 6.35%, 3/15/2018	484,510
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	949,823
		TOTAL	3,295,251
		Financial Institution - Insurance - Life--0.8%
735,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	678,623
600,000		Prudential Financial, Inc., 5.15%, 1/15/2013	513,249
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	249,365
1,150,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,095,472
		TOTAL	2,536,709
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--2.2%
$630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	$601,498
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	887,877
190,000		CNA Financial Corp., 6.50%, 8/15/2016	143,258
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	423,766
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	184,674
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	523,586
1,400,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,071,335
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	799,700
720,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	723,359
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	217,441
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	188,695
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,060,000
		TOTAL	6,825,189
		Financial Institution - REITs--1.2%
300,000		AMB Property LP, 6.30%, 6/1/2013	225,801
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	298,272
425,000		Liberty Property LP, 6.625%, 10/1/2017	333,493
860,000		Prologis, Note, 5.25%, 11/15/2010	796,351
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	537,001
400,000		Simon Property Group LP, 6.125%, 5/30/2018	331,954
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,282,081
		TOTAL	3,804,953
		Municipal Services--0.3%
560,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	352,677
970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	619,161
		TOTAL	971,838
		Sovereign--0.7%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,170,428
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--3.5%
$350,000		BMC Software, Inc., 7.25%, 6/1/2018	$321,625
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	339,433
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	554,307
1,280,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,230,888
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,444,058
680,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	707,327
4,160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	4,438,334
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	526,187
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	473,749
970,000		Oracle Corp., 6.50%, 4/15/2038	1,008,104
		TOTAL	11,044,012
		Transportation - Airlines--0.3%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	479,595
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	326,714
		TOTAL	806,309
		Transportation - Railroads--0.5%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	245,997
653,200		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	670,251
300,000	[1,2]	Norfolk Southern Corp., 5.75%, 1/15/2016	296,298
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	245,217
30,000		Union Pacific Corp., 4.875%, 1/15/2015	28,777
		TOTAL	1,486,540
		Transportation - Services--0.4%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	615,074
700,000		Ryder System, Inc., 5.95%, 5/2/2011	695,150
		TOTAL	1,310,224
		Utility - Electric--5.4%
1,250,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	1,356,263
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	345,163
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,409,299
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	414,418
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$830,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	$897,631
3,000,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,432,116
160,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	167,506
770,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	828,426
1,500,000		Enersis SA, Note, 7.40%, 12/1/2016	1,563,750
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	454,276
1,143,710	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,126,418
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,284,144
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	361,340
730,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	752,474
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	375,284
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	617,447
810,000		Progress Energy, Inc., 7.05%, 3/15/2019	832,302
740,000		Union Electric Co., 6.00%, 4/1/2018	668,187
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	133,493
		TOTAL	17,019,937
		Utility - Natural Gas Distributor--0.2%
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	484,417
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	259,934
		TOTAL	744,351
		Utility - Natural Gas Pipelines--1.1%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	742,364
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	957,587
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	765,724
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,073,437
		TOTAL	3,539,112
		TOTAL CORPORATE BOND (IDENTIFIED COST $283,849,670)	265,745,419
Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--2.1%
		Sovereign--2.1%
$2,500,000		Brazil, Government of, 6.00%, 1/17/2017	$2,537,500
3,000,000		Mexico, Government of, Note, 5.625%, 1/15/2017	3,018,750
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,123,584
		TOTAL GOVERNMENT/AGENCIES (IDENTIFIED COST $6,259,065)	6,679,834
		U.S. TREASURY--5.3%
2,500,000		United States Treasury Bond, 4.50%, 5/15/2038	2,696,094
8,000,000		United States Treasury Note, 1.875%, 2/28/2014	7,966,377
6,000,000		United States Treasury Note, 2.75%, 2/15/2019	5,816,250
		TOTAL U.S. TREASURY (IDENTIFIED COST $16,840,458)	16,478,721
		MUTUAL FUND--7.8%
24,612,295	[6,7]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	24,612,295
		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $331,630,332) [8]	313,563,973
		OTHER ASSETS AND LIABILITIES - NET--0.3% [9]	864,231
		TOTAL NET ASSETS--100%	$314,428,204

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $26,650,238, which represented 8.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $26,650,238, which represented 8.5% of total net assets.

3 JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.

4 Non-income producing security.

5 Issuer in default.

6 Affiliated company.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $331,650,220.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 24,612,295
Level 2--Other Significant Observable Inputs	288,951,678
Level 3--Significant Unobservable Inputs	--
TOTAL	$313,563,973

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009

Assets:
Total investments in securities, at value including $24,612,295 of investments in an affiliated issuer (Note 5) (identified cost $331,630,332)		$313,563,973
Income receivable		5,085,957
Receivable for shares sold		805,276
TOTAL ASSETS		319,455,206
Liabilities:
Payable for investments purchased	$4,168,475
Payable for shares redeemed	504,547
Payable for Directors'/Trustees' fees	550
Payable for shareholder services fee (Note 5)	29,505
Income distribution payable	306,553
Accrued expenses	17,372
TOTAL LIABILITIES		5,027,002
Net assets for 35,214,926 shares outstanding		$314,428,204
Net Assets Consist of:
Paid-in capital		$338,200,239
Net unrealized depreciation of investments		(18,066,359)
Accumulated net realized loss on investments and futures contracts		(5,713,181)
Undistributed net investment income		7,505
TOTAL NET ASSETS		$314,428,204
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$186,136,423 ÷ 20,846,692 shares outstanding, no par value, unlimited shares authorized		$8.93
Institutional Service Shares:
$128,291,781 ÷ 14,368,234 shares outstanding, no par value, unlimited shares authorized		$8.93

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2009

Investment Income:
Interest		$12,404,475
Dividends received from an affiliated issuer (Note 5)		165,219
TOTAL INCOME		12,569,694
Expenses:
Investment adviser fee (Note 5)	$1,045,035
Administrative personnel and services fee (Note 5)	190,000
Custodian fees	13,287
Transfer and dividend disbursing agent fees and expenses	76,675
Directors'/Trustees' fees	2,936
Auditing fees	22,200
Legal fees	9,251
Portfolio accounting fees	76,663
Distribution services fee--Institutional Service Shares (Note 5)	97,498
Shareholder services fee--Institutional Shares (Note 5)	76,579
Shareholder services fee--Institutional Service Shares (Note 5)	90,837
Account administration fee--Institutional Shares	4,411
Account administration fee--Institutional Service Shares	5,592
Share registration costs	45,057
Printing and postage	25,624
Insurance premiums	4,798
Miscellaneous	3,845
TOTAL EXPENSES	1,790,288

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(303,745)
Waiver of administrative personnel and services fee	(30,945)
Waiver of distribution services fee--Institutional Service Shares	(97,498)
Reimbursement of shareholder services fee--Institutional Shares	(76,579)
Reimbursement of shareholder services fee--Institutional Service Shares	(4,332)
Reimbursement of account administration fee--Institutional Shares	(4,411)
TOTAL WAIVERS AND REIMBURSEMENTS		$(517,510)
Net expenses			$1,272,778
Net investment income			11,296,916
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(3,885,203)
Net realized gain on futures contracts			1,587,647
Net change in unrealized depreciation of investments			(17,373,525)
Net change in unrealized depreciation of futures contracts			294,152
Net realized and unrealized loss on investments and futures contracts			(19,376,929)
Change in net assets resulting from operations			$(8,080,013)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,296,916	$11,201,030
Net realized gain (loss) on investments and futures contracts	(2,297,556)	3,100,452
Net change in unrealized appreciation/depreciation of investments and futures contracts	(17,079,373)	(3,546,678)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(8,080,013)	10,754,804
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,310,689)	(9,750,101)
Institutional Service Shares	(2,020,298)	(1,457,655)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,330,987)	(11,207,756)
Share Transactions:
Proceeds from sale of shares	211,384,595	85,704,045
Net asset value of shares issued to shareholders in payment of distributions declared	7,757,286	6,889,327
Cost of shares redeemed	(90,344,102)	(113,881,541)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	128,797,779	(21,288,169)
Change in net assets	109,386,779	(21,741,121)
Net Assets:
Beginning of period	205,041,425	226,782,546
End of period (including undistributed net investment income of $7,505 and $3,763, respectively)	$314,428,204	$205,041,425

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the year ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase and sell financial futures contracts to manage duration and cash flow, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2009, the Fund had a net realized gain on futures contracts of $1,587,647.

At April 30, 2009, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,820,448	$98,026,083	7,641,686	$76,318,346
Shares issued to shareholders in payment of distributions declared	652,467	5,954,763	564,783	5,646,811
Shares redeemed	(8,303,391)	(75,739,110)	(9,740,746)	(97,230,502)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,169,524	$28,241,736	(1,534,277)	$(15,265,345)

Year Ended April 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,977,713	$113,358,512	938,080	$9,385,699
Shares issued to shareholders in payment of distributions declared	199,667	1,802,523	124,298	1,242,516
Shares redeemed	(1,616,108)	(14,604,992)	(1,669,690)	(16,651,039)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	11,561,272	$100,556,043	(607,312)	$(6,022,824)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	14,730,796	$128,797,779	(2,141,589)	$(21,288,169)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for a litigation settlement and the reinstatement of interest on defaulted securities.

For the year ended April 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(505)	$37,813	$(37,308)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$11,330,987	$11,207,756

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$7,505
Net unrealized depreciation	$(18,086,247)
Capital loss carryforwards and deferrals	$(5,693,293)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities.

At April 30, 2009, the cost of investments for federal tax purposes was $331,650,220. The net unrealized depreciation of investments for federal tax purposes was $18,086,247. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,350,860 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,437,107.

At April 30, 2009, the Fund had a capital loss carryforward of $4,429,730 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$1,106,184
2014	$ 969,172
2015	$1,597,114
2017	$ 757,260

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2009, for federal income tax purposes, post October losses of $1,263,563 were deferred to May 1, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, the Adviser voluntarily waived $295,417 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $30,945 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, FSC voluntarily waived its entire fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees and account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended April 30, 2009, FSSC voluntarily reimbursed $80,911 of shareholder services fees. For the year ended April 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, FSSC voluntarily reimbursed $4,411 of account administration fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.56% and 0.81%, respectively, for the fiscal year ending April 30, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2009, the Adviser reimbursed $8,328. Transactions with the affiliated company during the year ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	--	$193,491,815	$168,879,520	24,612,295	$24,612,295	$165,219

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended April 30, 2009, were as follows:

Purchases	$122,306,709
Sales	$30,327,920

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the year ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the year ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the "Fund") (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 12, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised seven portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE AND PRESIDENT Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting); Consultant, EZE Castle Software (investment order management software); Partner, Midway Pacific (lumber).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Director, EZE Castle Software.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-02 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

Established 2004

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended April 30,				Period Ended
	2009	2008	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.29	$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.28	0.33	0.32	0.25	0.15
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.17)	(0.12)	0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.21	0.41	0.18	0.07
Less Distributions:
Distributions from net investment income	(0.29)	(0.33)	(0.32)	(0.25)	(0.15)
Net Asset Value, End of Period	$8.11	$8.29	$8.41	$8.32	$8.39
Total Return [2]	1.40%	2.53%	5.06%	2.17%	0.84%

Ratios to Average Net Assets:
Net expenses	1.09%	1.09%	1.09%	1.08%	1.09	% [3]
Net investment income	3.50%	3.94%	3.82%	2.99%	2.68	% [3]
Expense waiver/reimbursement [4]	0.34%	0.35%	0.33%	0.32%	0.28	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,999	$45,005	$52,511	$68,898	$106,051
Portfolio turnover	53%	45%	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,043.60	$5.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.39	$5.46

1 Expenses are equal to the Fund's Class A Shares annualized net expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Management's Discussion of Fund Performance (unaudited)

The fund's total return, based on net asset value, for the 12-month reporting period ended April 30, 2009 was 1.40% for Class A Shares. The total return of the fund's blended benchmark, the 0-3 Year Composite Index ("0-3C") 1 was 3.13%, and performance of the Merrill Lynch 1-3 Year Short-Term Corporate Index, a broad-based market securities market index, was -0.28% for the same period. The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C. The 1.40% total return of the Class A Shares for the reporting period consisted of 3.57% of dividends, and -2.17% depreciation in the net asset value of shares.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the selection of individual securities within the portfolio; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (3) the fund's duration positioning. 2

1 The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate ABS Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%), and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The four component indexes are unmanaged, and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

MARKET OVERVIEW

The first half of the fund's fiscal year reflected a continuation of the difficult market conditions which had beset the fund all of its prior fiscal year. The flight to quality in all credit sectors continued and actually reached a peak in November and December 2008. The decision on the part of the U.S. government to provide a massive fiscal stimulus and effective "lender-of-last-resort" support to the financial markets, coupled with an unwinding of a huge amount of systemwide financial leverage, allowed for a bottoming of conditions. As the period came to a close, credit spreads in both corporate and securitized credit markets had recovered significantly, though general market levels still remained wide relative to historical averages. This improvement provided positive price action for securities held in the portfolio, allowing for better absolute performance, particularly in the last four months of the period.

DURATION

Fund duration was generally maintained at a greater level than that of the 0-3C early in the period, then allowed to drift below the composite later in the period. The decision reflected the belief that the Federal Reserve would need to remain aggressive in keeping short-term interest rate targets at low levels for at least some period of time. Management understood however, that interest rate markets will react to the threat of eventual inflation engendered by such a policy. Around the middle of the reporting period, the duration accounted for by the ownership of Treasury securities was reduced in favor of duration contributed by corporate and structured credit in order to take advantage of anticipated spread tightening in these sectors, while overall duration was allowed to drift slightly lower. Both of these decisions contributed positively to the fund's return.

Sector

The fund had reduced its positions in both corporate and structured credit during the prior reporting period, and maintained that positioning until around the middle of this period, when overweights to these sectors were once again put into place. Positions in Treasury securities, which had been raised to overweights earlier in the reporting period, were once again reduced in favor of agency exposure, as well as the aforementioned corporate and structured product exposures. An overweight established in mortgage securities during the prior period was maintained early in this period. 3 As markdowns occurred in some of the fund's non-agency mortgage positions, this reduction in sector weight was not restored and consequently, mortgage weighting fell over the course of the period. Overall, the mortgage sector allocation provided the single largest detriment to value over the course of the period because of the fund's allocation to both non-agency and commercial mortgage-backed securities ("CMBS") and the continuing weakness experienced in these sub-sectors. It should be noted that the 0-3C mortgage component consists solely of agency mortgages; non-agency mortgages are not included, nor are CMBS. The performance of the corporate allocation of the portfolio was slightly better than that of the corporate component of the 0-3C, with the same holding true for the fund's asset-backed securities ("ABS") allocation despite the security markdowns noted below.

Security Selection

There were a number of specific securities which suffered significant markdowns in value as a result of the general dislocation in the market. The sector most significantly affected was that for non-agency mortgage-backed securities. As mentioned previously, markdowns of non-agency MBS holdings affected the performance of the fund relative to the 0-3C. Securities in the agency-only index did not experience the same degree of price weakness as their non-agency mortgage or CMBS counterparts. In addition, three credit card backed ABS securities experienced markdowns which accounted collectively for 36 basis points of negative absolute return.

3 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Term Income Fund (Class A Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2009, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns [5] for the Period Ended 4/30/2009
1 Year	0.44%
Start of Performance (8/26/2004)	2.33%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

5 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	32.1%
Corporate Debt Securities	28.5%
Mortgage-Backed Securities [3]	13.9%
U.S. Treasury and Agency Securities [4]	9.6%
Cash Equivalents [5]	17.5%
Other Assets and Liabilities - Net [6]	(1.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.0%
		Federal Home Loan Mortgage Corporation--0.5%
$32,923	[1]	FHLMC ARM 390260, 4.484%, 10/1/2030	$33,377
166,851	[1]	FHLMC ARM 420173, 5.750%, 4/1/2030	171,752
12,374	[1]	FHLMC ARM 420196, 5.312%, 11/1/2030	12,737
52,574	[1]	FHLMC ARM 606116, 30 Year, 4.391%, 9/1/2019	53,238
1,326,989	[1]	FHLMC ARM 780443, 3.597%, 3/1/2033	1,343,882
59,460	[1]	FHLMC ARM 785167, 4.638%, 12/1/2018	60,098
		TOTAL	1,675,084
		Federal National Mortgage Association--2.5%
72,417	[1]	FNMA ARM 316302, 6.825%, 11/1/2018	74,498
1,174,684	[1]	FNMA ARM 544843, 3.806%, 10/1/2027	1,203,323
792,928	[1]	FNMA ARM 544852, 4.281%, 4/1/2028	812,909
804,974	[1]	FNMA ARM 544884, 4.259%, 5/1/2034	825,261
1,565,867	[1]	FNMA ARM 556379, 2.913%, 5/1/2040	1,562,329
418,859	[1]	FNMA ARM 556388, 2.914%, 5/1/2040	417,794
2,413,049	[1]	FNMA ARM 618128, 3.705%, 8/1/2033	2,443,820
		TOTAL	7,339,934
		Government National Mortgage Association--0.0%
26,756	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	27,546
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $9,023,321)	9,042,564
		ASSET-BACKED SECURITIES--32.2%
		Auto Receivables--15.4%
3,444,690		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	3,413,610
708,926		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	695,805
2,326,308	[1]	Americredit 2005-BM, Class A4, 0.569%, 5/6/2012	2,240,871
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,132,840
2,344,380		BMW Vehicle Lease Trust 2007-1, Class A3B, 0.691%, 8/15/2013	2,287,246
1,769,699		Capital One Auto Finance Trust 2006-A, Class A4, 0.461%, 12/15/2012	1,629,970
1,401,711		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,357,282
2,603,538	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.961%, 4/16/2012	2,499,397
450,404		Fifth Third Auto Trust 2008-1, Class A2B, 1.701%, 2/15/2011	447,284
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,239,905	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.801%, 6/15/2012	$1,218,557
521,085		Harley-Davidson Motorcycle Trust 2004-3, Class A2, 3.20%, 5/15/2012	511,578
296,438		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	298,979
1,400,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,344,760
33,885		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	34,000
636,375		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	635,322
2,750,000	[1]	Huntington Auto Trust 2008-1, Class A3B, 1.951%, 4/16/2012	2,652,727
71,791		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	72,095
453,166		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	451,558
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,106,561
912,259		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	882,495
1,074,896		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	908,752
1,795,250		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,799,788
1,314,947		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,248,814
748,314		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	746,319
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,006,957
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,817,156
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	997,543
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	1,979,986
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	997,588
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,374,288
413,067		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	413,135
826,134		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.297%, 3/21/2011	821,152
1,914,584		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	1,947,789
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.751%, 10/15/2012	1,902,332
		TOTAL	45,874,536
		Credit Card--11.4%
1,250,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.491%, 2/15/2013	1,214,734
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.601%, 8/15/2013	1,723,642
1,800,000		American Express Credit Account Master Trust 2008-3 A, Class A, 1.401%, 8/15/2012	1,788,357
1,405,000		American Express Credit Account Master Trust, Class A, 0.541%, 3/15/2012	1,402,262
1,000,000		American Express Credit Account Master Trust, Class B, 0.571%, 10/15/2012	935,236
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$1,000,000		American Express Issuance Trust 2007-1 A, Class A, 0.651%, 9/15/2011	$982,212
1,000,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	989,893
800,000		Bank One Issuance Trust 2004-B1, Class B1, 0.771%, 3/15/2012	782,387
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	1,983,352
1,000,000		Bank of America Credit Card Trust 2007-B1 B1, Class B1, 0.531%, 6/15/2012	940,715
550,000		Bank of America Credit Card Trust 2007-B5 B5, Class B5, 1.051%, 3/15/2012	516,354
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,072,694
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.741%, 6/15/2014	642,658
2,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,789,933
1,830,000		Capital One Multi-Asset Execution Trust 2004-B6, Class B6, 4.15%, 7/16/2012	1,729,494
1,000,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 0.541%, 3/15/2012	996,233
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 0.701%, 9/15/2011	1,995,901
1,500,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 0.821%, 11/15/2012	1,302,285
1,560,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	1,464,049
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 1.098%, 11/7/2014	1,585,813
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,158,448
3,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.501%, 8/15/2012	2,818,423
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.641%, 8/15/2012	808,635
1,500,000		National City Credit Card Master Trust 2008-3, Class A, 2.251%, 5/15/2013	1,277,182
		TOTAL	33,900,892
		Equipment Lease--1.1%
1,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.351%, 12/15/2014	911,711
280,842	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	281,349
1,404,464	[2]	Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	1,264,018
865,364		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	870,745
		TOTAL	3,327,823
		Home Equity Loan--3.8%
60,281	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	39,183
1,440,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.798%, 7/25/2035	1,086,856
1,858,161		Asset-Backed Funding Certificates 2006-OPT1, Class A3B, 0.528%, 9/25/2036	1,836,757
20,755		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.931%, 1/15/2028	19,916
1,211,024		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.697%, 9/20/2023	627,561
148,889		First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.698%, 11/25/2036	111,493
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	$1,156,074
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.118%, 11/25/2034	557,186
2,658,725		Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.528%, 6/25/2036	2,567,017
328,248	[2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
10,214		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	10,068
491,279		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	472,469
1,881,425		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,467,689
716,505		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	689,753
228,939	[2,3]	Quest Trust 2004 - X1, Class A, 0.768%, 3/25/2034	163,620
436,796		Saxon Asset Securities Trust 2006-2, Class A3B, 0.528%, 9/25/2036	423,594
1,519,279	[2,4]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	760
		TOTAL	11,261,590
		Manufactured Housing--0.3%
751,225		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	702,126
		Other--0.2%
607,369		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	610,975
		Rate Reduction Bond--0.0%
79,230		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	79,515
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $102,875,270)	95,757,457
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.9%
		Commercial Mortgage--1.0%
1,048,545		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	920,500
1,096,652		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	53,504
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,134,543
		TOTAL	3,108,547
		Federal Home Loan Mortgage Corporation--1.4%
5,765		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	5,928
98,391		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	103,154
128,785		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	131,701
148,270		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	155,120
147,292		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	156,214
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corporation--continued
$238,081		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	$241,871
1,532,671		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.801%, 2/15/2018	1,513,694
305,200		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	314,155
349,563		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	343,519
307,895		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	307,090
109,573		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	111,157
383,292		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	400,651
276,252		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	278,849
		TOTAL	4,063,103
		Federal National Mortgage Association--1.5%
250,096		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	280,894
5,350		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,829
134,442		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	143,451
126,250		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	142,733
8,955		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	9,281
34,485		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	35,967
139,098		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	144,203
817,439		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	867,160
107,106		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	113,624
495,938		Federal National Mortgage Association REMIC 2002-52 FG, 0.938%, 9/25/2032	488,948
498,557		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	502,318
141,142		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	140,256
198,927		Federal National Mortgage Association REMIC 2003-47 FP, 0.788%, 9/25/2032	197,693
251,108		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	246,778
518,366		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	529,437
186,435		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	194,018
271,958		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	297,377
180,164		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	196,300
		TOTAL	4,536,267
		Non-Agency Mortgage--2.0%
967,384		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	825,459
50,815		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.964%, 3/25/2033	34,225
212,983	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.645%, 2/3/2029	57,505
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	$189,973
1,721,809		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,326,901
498,603		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	423,481
147,998		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	134,454
187,053	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	112,232
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.708%, 2/25/2037	122,834
422,813		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	373,563
627,329		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.605%, 9/25/2034	352,404
29,049		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	27,596
315,462		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	351,038
33,142	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.652%, 1/28/2027	16,571
574,456		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	616,910
1,380,484		Washington Mutual 2006-AR15, Class 1A, 2.354%, 11/25/2046	427,678
1,387,091		Washington Mutual 2006-AR17, Class 1A, 2.334%, 12/25/2046	437,073
157,450		Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 5.104%, 7/25/2034	115,354
		TOTAL	5,945,251
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,049,368)	17,653,168
		CORPORATE BONDS--26.7%
		Basic Industry - Chemicals--1.1%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,303,342
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,034,437
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	949,315
		TOTAL	3,287,094
		Basic Industry - Metals & Mining--0.4%
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,038,069
		Capital Goods - Aerospace & Defense--1.2%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,009,098
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,282,435
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	379,918
1,000,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,036,237
		TOTAL	3,707,688
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.8%
$1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	$1,280,656
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,019,014
		TOTAL	2,299,670
		Communications - Media Noncable--1.1%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,629,553
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 1.65%, 6/15/2010	1,724,316
		TOTAL	3,353,869
		Communications - Telecom Wireless--0.8%
1,250,000	[2,3]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,301,017
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	962,471
		TOTAL	2,263,488
		Communications - Telecom Wirelines--1.4%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,108,818
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,510,620
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	498,570
1,000,000		Telefonica, S.A., Sr. Note, 5.855%, 2/4/2013	1,038,092
		TOTAL	4,156,100
		Consumer Cyclical - Automotive--1.1%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,217,891
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	496,433
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,427,222
		TOTAL	3,141,546
		Consumer Cyclical - Entertainment--0.7%
1,000,000		Time Warner, Inc., Floating Rate Note, 1.461%, 11/13/2009	992,751
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,077,057
		TOTAL	2,069,808
		Consumer Cyclical - Retailers--1.3%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,061,971
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,069,679
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	696,859
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,055,240
		TOTAL	3,883,749
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Food/Beverage--2.3%
$1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	$1,010,974
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,147,930
1,000,000		General Mills, Inc., 5.65%, 9/10/2012	1,060,904
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,539,891
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,057,751
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,012,691
		TOTAL	6,830,141
		Consumer Non-Cyclical - Health Care--0.3%
725,000		Covidien International Finance S.A., 5.45%, 10/15/2012	754,275
		Consumer Non-Cyclical - Pharmaceuticals--0.7%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	901,364
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,319,926
		TOTAL	2,221,290
		Consumer Non-Cyclical - Products--0.8%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,247,477
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,060,467
		TOTAL	2,307,944
		Consumer Non-Cyclical - Supermarkets--0.7%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,183,111
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,002,924
		TOTAL	2,186,035
		Energy - Independent--0.0%
120,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	119,553
		Energy - Integrated--0.3%
833,400	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	838,932
		Financial Institution - Banking--3.7%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,701,857
1,000,000	[2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	437,209
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,252,173
300,000		Citigroup, Inc., 4.625%, 8/3/2010	290,108
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	887,177
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,006,059
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,000,000		Household Finance Corp., 7.00%, 5/15/2012	$965,364
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,048,493
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,254,198
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,016,700
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,248,567
		TOTAL	11,107,905
		Financial Institution - Finance Noncaptive--1.5%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,209,815
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,253,655
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	355,639
1,250,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	1,245,225
1,000,000		HSB Capital I, Company Guarantee, 2.041%, 7/15/2027	411,250
		TOTAL	4,475,584
		Financial Institution - Insurance - Health--0.6%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	519,601
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,254,841
		TOTAL	1,774,442
		Financial Institution - Insurance - Life--0.3%
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	855,415
		Financial Institution - Insurance - P&C--0.2%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	662,500
		Financial Institution - REITs--0.7%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,129,777
		Technology--2.2%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,595,124
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,267,842
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,057,671
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,254,405
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,342,208
		TOTAL	6,517,250
		Transportation - Services--0.3%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,009,600
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--2.2%
$1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	$1,057,270
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,039,280
1,000,000	[2,3]	Electricite De France, 5.50%, 1/26/2014	1,075,878
1,000,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	1,043,687
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,281,817
		TOTAL	6,497,932
		TOTAL CORPORATE BONDS (IDENTIFIED COST $80,021,629)	79,489,656
		GOVERNMENT AGENCIES--7.8%
		Federal Home Loan Mortgage Corporation--6.0%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,546,935
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,431,305
		TOTAL	17,978,240
		Federal National Mortgage Association--1.8%
5,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	5,311,017
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,963,812)	23,289,257
		MORTGAGE-BACKED SECURITIES--0.4%
		Federal Home Loan Mortgage Corporation--0.1%
46		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	46
37,374		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	39,942
58,259		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	61,815
235,075		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	245,319
14,153		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	14,439
44,545		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	46,971
40,164		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	43,040
		TOTAL	451,572
		Federal National Mortgage Association--0.2%
253,518		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	259,104
30,178		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	31,926
42,865		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	45,647
169,000		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	180,480
		TOTAL	517,157
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.1%
$71,073		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	$76,049
18,556		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	20,279
79,549		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	80,848
		TOTAL	177,176
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,131,154)	1,145,905
		U.S. TREASURY--1.8%
5,000,000		United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $5,082,632)	5,277,148
		MUTUAL FUNDS--23.2% [5]
1,259,421		Federated Mortgage Core Portfolio	12,619,395
1,084,711		High Yield Bond Portfolio	5,651,343
50,943,965	[6]	Prime Value Obligations Fund, Institutional Shares, 1.03%	50,943,965
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $68,712,070)	69,214,703
		TOTAL INVESTMENTS--101.0% (IDENTIFIED COST $311,859,256) [7]	300,869,858
		OTHER ASSETS AND LIABILITIES - NET--(1.0)% [8]	(2,920,892)
		TOTAL NET ASSETS--100%	$297,948,966

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $13,959,836, which represented 4.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $12,437,973, which represented 4.2% of total net assets.

4 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $312,390,194.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 69,214,703
Level 2--Other Significant Observable Inputs	231,622,801
Level 3--Significant Unobservable Inputs	32,354
TOTAL	$300,869,858

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 1, 2008	$ 45,578
Change in unrealized depreciation	(44,818)
Transfers in and/or out of Level 3	31,594
Balance as of April 30, 2009	$ 32,354
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2009	$(44,818)

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009

Assets:
Total investments in securities, at value, including $69,214,703 of investments in affiliated issuers (Note 5) (identified cost $311,859,256)		$300,869,858
Cash		305
Income receivable		2,337,089
Receivable for shares sold		580,959
TOTAL ASSETS		303,788,211
Liabilities:
Payable for investments purchased	$5,238,289
Payable for shares redeemed	266,568
Income distribution payable	178,520
Payable for Directors'/Trustees' fees	931
Payable for distribution services fee (Note 5)	21,400
Payable for shareholder services fee (Note 5)	51,662
Accrued expenses	81,875
TOTAL LIABILITIES		5,839,245
Net assets for 36,738,254 shares outstanding		$297,948,966
Net Assets Consist of:
Paid-in capital		$352,079,450
Net unrealized depreciation of investments		(10,989,398)
Accumulated net realized loss on investments, futures contracts and swap contracts		(43,039,578)
Distributions in excess of net investment income		(101,508)
TOTAL NET ASSETS		$297,948,966
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($176,545,953 ÷ 21,768,614 shares outstanding), no par value, unlimited shares authorized		$8.11
Institutional Service Shares:
Net asset value per share ($63,342,010 ÷ 7,810,616 shares outstanding), no par value, unlimited shares authorized		$8.11
Class Y Shares:
Net asset value per share ($12,062,370 ÷ 1,487,311 shares outstanding), no par value, unlimited shares authorized		$8.11
Class A Shares:
Net asset value per share ($45,998,633 ÷ 5,671,713 shares outstanding), no par value, unlimited shares authorized		$8.11
Offering price per share (100/99.00 of $8.11)		$8.19
Redemption proceeds per share		$8.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2009

Investment Income:
Interest (including income on securities loaned of $144,186)		$10,453,809
Dividends received from affiliated issuers (Note 5)		1,154,266
TOTAL INCOME		11,608,075
Expenses:
Investment adviser fee (Note 5)	$1,009,016
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	19,101
Transfer and dividend disbursing agent fees and expenses	149,442
Directors'/Trustees' fees	3,815
Auditing fees	22,200
Legal fees	8,952
Portfolio accounting fees	111,483
Distribution services fee--Institutional Service Shares (Note 5)	39,679
Distribution services fee--Class A Shares (Note 5)	209,664
Shareholder services fee--Institutional Shares (Note 5)	274,002
Shareholder services fee--Institutional Service Shares (Note 5)	58,726
Shareholder services fee--Class A Shares (Note 5)	104,128
Account administration fee--Institutional Shares	3,619
Account administration fee--Institutional Service Shares	5,981
Share registration costs	68,618
Printing and postage	68,051
Insurance premiums	4,935
Miscellaneous	3,262
TOTAL EXPENSES	2,434,674

Statement of Operations-continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(791,151)
Waiver of administrative personnel and services fee	(52,475)
Waiver of distribution services fee--Institutional Service Shares	(12,046)
Waiver of distribution services fee--Class A Shares	(3,725)
TOTAL WAIVERS AND REIMBURSEMENT		$(859,397)
Net expenses			$1,575,277
Net investment income			10,032,798
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including loss of $369,376 on sales of investments in affiliated issuers) (Note 5)			785,956
Net realized loss on futures contracts			(11,605)
Net realized loss on swap contracts			(209,961)
Net change in unrealized depreciation of investments			(5,682,394)
Net change in unrealized depreciation of swap contracts			946
Net realized and unrealized loss on investments, futures contracts and swap contracts			(5,117,058)
Change in net assets resulting from operations			$4,915,740

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,032,798	$11,115,495
Net realized gain (loss) on investments, futures contracts and swap contracts	564,390	(1,333,228)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(5,681,448)	(2,704,852)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,915,740	7,077,415
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,170,351)	(7,115,748)
Institutional Service Shares	(1,045,391)	(891,728)
Class Y Shares	(509,368)	(1,143,724)
Class A Shares	(1,503,418)	(1,966,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,228,528)	(11,117,378)
Share Transactions:
Proceeds from sale of shares	135,973,859	89,513,959
Net asset value of shares issued to shareholders in payment of distributions declared	7,350,234	8,076,411
Cost of shares redeemed	(97,254,924)	(110,126,160)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,069,169	(12,535,790)
Change in net assets	40,756,381	(16,575,753)
Net Assets:
Beginning of period	257,192,585	273,768,338
End of period (including undistributed (distributions in excess of) net investment income of $(101,508) and $51,812, respectively)	$297,948,966	$257,192,585

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and Class Y Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the year ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value" on the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized gain (loss) on swap contracts" in the Statement of Operations. For the year ended April 30, 2009, the Fund had a net realized loss on swap contracts of $209,961.

At April 30, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2009, the Fund had a net realized loss on futures contracts of $11,605.

At April 30, 2009, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 60,253	$ 39,183
C-BASS ABS LLC Series 1999-3, Class B1, 6.645%, 2/3/2029	7/9/1999	$ 176,431	$ 57,505
Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	12/8/2008	$ 1,264,018	$1,264,018
Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	1/7/1993	$ 190,546	$ 112,232
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662	$ 31,594
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.652%, 1/28/2027	2/4/1998-2/5/1998	$ 67,814	$ 16,571
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$ 1,516,099	$ 760

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,296,056	$58,898,504	6,888,544	$57,704,615
Shares issued to shareholders in payment of distributions declared	586,096	4,722,373	558,498	4,674,182
Shares redeemed	(7,354,596)	(59,111,898)	(4,220,370)	(35,317,359)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	527,556	$4,508,979	3,226,672	$27,061,438

Year Ended April 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,678,541	$61,737,693	1,990,266	$16,660,831
Shares issued to shareholders in payment of distributions declared	110,604	890,874	86,933	727,607
Shares redeemed	(2,806,464)	(22,526,227)	(1,187,440)	(9,947,188)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,982,681	$40,102,340	889,759	$7,441,250

Year Ended April 30	2009		2008
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	284,954	$2,283,792	991,422	$8,288,531
Shares issued to shareholders in payment of distributions declared	51,039	411,286	112,468	941,339
Shares redeemed	(390,257)	(3,126,078)	(5,912,377)	(49,488,683)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(54,264)	$(431,000)	(4,808,487)	$(40,258,813)

Year Ended April 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,624,636	$13,053,870	818,348	$6,859,982
Shares issued to shareholders in payment of distributions declared	164,510	1,325,701	207,093	1,733,283
Shares redeemed	(1,549,304)	(12,490,721)	(1,835,913)	(15,372,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	239,842	$1,888,850	(810,472)	$(6,779,665)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,695,815	$46,069,169	(1,502,528)	$(12,535,790)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for swap contracts and expiration of capital loss carryforwards.

For the year ended April 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,424,496)	$42,410	$1,382,086

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$10,228,528	$11,117,378

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(101,508)
Net unrealized depreciation	$(11,520,336)
Capital loss carryforwards	$(42,508,640)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns and the deferral of losses on wash sales.

At April 30, 2009, the cost of investments for federal tax purposes was $312,390,194. The net unrealized depreciation of investments for federal tax purposes was $11,520,336. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,293,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,814,064.

At April 30, 2009, the Fund had a capital loss carryforward of $42,508,640 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392
2016	$ 1,402,109

As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $807,101 to offset taxable capital gains realized during the year ended April 30, 2009. Additionally, capital loss carryforwards of $1,424,496 expired during the year ended April 30, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to December 2008, the Adviser was obligated to waive all or a portion of its investment advisory fee which it was otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, the Adviser waived $766,337 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $52,475 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, FSC voluntarily waived $15,771 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2009, FSC retained $130,945 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended April 30, 2009, FSSC received $78,866 of fees paid by the Fund.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $11,408 for the year ended April 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2009, the Adviser reimbursed $24,814. Transactions with the affiliated companies during the year ended April 30, 2009 were as follows:

Affiliates	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Federated Mortgage Core Portfolio	1,191,843	67,578	--	1,259,421	$12,619,395	$ 664,641
High Yield Bond Portfolio	--	1,541,156	456,445	1,084,711	5,651,343	267,032
Prime Value Obligations Fund, Institutional Shares	45,304,039	216,928,433	211,288,507	50,943,965	50,943,965	222,593
TOTAL OF AFFILIATED TRANSACTIONS	46,495,882	218,537,167	211,744,952	53,288,097	$69,214,703	$1,154,266

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2009, were as follows:

Purchases	$106,921,025
Sales	$59,898,814

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the year ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the year ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund") (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 12, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting); Consultant, EZE Castle Software (investment order management software); Partner, Midway Pacific (lumber).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Director, EZE Castle Software.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995 He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser. beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C795

32957 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2009	2008		2007	2006	2005
Net Asset Value, Beginning of Period	$8.29	$8.41		$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.33	0.38		0.37	0.30	0.26
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.17)	(0.12)		0.09	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.26		0.46	0.23	0.18
Less Distributions:
Distributions from net investment income	(0.34)	(0.38)		(0.37)	(0.30)	(0.26)
Net Asset Value, End of Period	$8.11	$8.29		$8.41	$8.32	$8.39
Total Return [1]	1.99%	3.12	% [2]	5.67%	2.75%	2.14%

Ratios to Average Net Assets:
Net expenses	0.52%	0.52%		0.51%	0.51%	0.56%
Net investment income	4.09%	4.51%		4.42%	3.60%	3.03%
Expense waiver/reimbursement [3]	0.33%	0.35%		0.33%	0.31%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,546	$175,985		$151,537	$132,698	$156,173
Portfolio turnover	53%	45%		28%	43%	30%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.12% on the total return (See Notes to Financial Statements, Note 5).

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2009	2008	2007	2006		2005
Net Asset Value, Beginning of Period	$8.29	$8.41	$8.32	$8.39		$8.47
Income From Investment Operations:
Net investment income	0.32	0.36	0.35	0.29		0.24
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.18)	(0.12)	0.10	(0.07)		(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.24	0.45	0.22		0.16
Less Distributions:
Distributions from net investment income	(0.32)	(0.36)	(0.36)	(0.29)		(0.24)
Net Asset Value, End of Period	$8.11	$8.29	$8.41	$8.32		$8.39
Total Return [1]	1.80%	2.92%	5.47%	2.64	% [2]	1.96%

Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.62%		0.73%
Net investment income	3.88%	4.32%	4.22%	3.44%		2.93%
Expense waiver/reimbursement [3]	0.38%	0.38%	0.34%	0.43%		0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,342	$23,430	$16,304	$15,962		$27,708
Portfolio turnover	53%	45%	28%	43%		30%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 During the period, the Fund was reimbursed by an affiliated shareholder services provider which had an impact of 0.09% on the total return.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended April 30,				Period Ended
	2009	2008	2007	2006	4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.29	$8.41	$8.32	$8.39	$8.47
Income From Investment Operations:
Net investment income	0.34	0.39	0.38	0.31	0.19
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.17)	(0.12)	0.10	(0.07)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.27	0.48	0.24	0.11
Less Distributions:
Distributions from net investment income	(0.35)	(0.39)	(0.39)	(0.31)	(0.19)
Net Asset Value, End of Period	$8.11	$8.29	$8.41	$8.32	$8.39
Total Return [2]	2.16%	3.28%	5.83%	2.91%	1.34%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35	% [3]
Net investment income	4.26%	4.67%	4.57%	3.76%	3.42	% [3]
Expense waiver/reimbursement [4]	0.33%	0.34%	0.33%	0.31%	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,062	$12,772	$53,417	$53,757	$72,984
Portfolio turnover	53%	45%	28%	43%	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,046.70	$2.59
Institutional Service Shares	$1,000	$1,045.70	$3.55
Class Y Shares	$1,000	$1,047.50	$1.78
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.27	$2.56
Institutional Service Shares	$1,000	$1,021.32	$3.51
Class Y Shares	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.51%
Institutional Service Shares	0.70%
Class Y Shares	0.35%

Management's Discussion of Fund Performance (unaudited)

The fund's total return, based on net asset value, for the 12-month reporting period ended April 30, 2009 was 2.16% for Class Y Shares, 1.99% for Institutional Shares and 1.80% for Institutional Service Shares. The total return of the fund's blended benchmark, the 0-3 Year Composite Index ("0-3C") 1 was 3.13%, and performance of the Merrill Lynch 1-3 Year Short-Term Corporate Index, a broad-based market securities market index, was -0.28% for the same period. The fund's total return for the fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the 0-3C. The 2.16% total return of the Class Y Shares for the reporting period consisted of 4.33% of dividends, and -2.17% depreciation in the net asset value of shares.

During the reporting period, the most significant factors affecting the fund's performance relative to the 0-3C were: (1) the selection of individual securities within the portfolio; (2) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (3) the fund's duration positioning. 2

1 The 0-3C is a composite index of four separate indices which track various security types. The four component indices, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate ABS Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

For purposes of the following, the discussion will focus on the performance of the fund's Class Y Shares.

MARKET OVERVIEW

The first half of the fund's fiscal year reflected a continuation of the difficult market conditions which had beset the fund all of its prior fiscal year. The flight to quality in all credit sectors continued and actually reached a peak in November and December 2008. The decision on the part of the U.S. government to provide a massive fiscal stimulus and effective "lender-of-last-resort" support to the financial markets, coupled with an unwinding of a huge amount of systemwide financial leverage, allowed for a bottoming of conditions. As the period came to a close, credit spreads in both corporate and securitized credit markets had recovered significantly, though general market levels still remained wide relative to historical averages. This improvement provided positive price action for securities held in the portfolio, allowing for better absolute performance, particularly in the last four months of the period.

DURATION

Fund duration was generally maintained at a greater level than that of the 0-3C early in the period, then allowed to drift below the composite later in the period. The decision reflected the belief that the Federal Reserve would need to remain aggressive in keeping short term interest rate targets at low levels for at least some period of time. Management understood however, that interest rate markets will react to the threat of eventual inflation engendered by such a policy. Around the middle of the reporting period, the duration accounted for by the ownership of Treasury securities was reduced in favor of duration contributed by corporate and structured credit in order to take advantage of anticipated spread tightening in these sectors, while overall duration was allowed to drift slightly lower. Both of these decisions contributed positively to the fund's return.

SECTOR

The fund had reduced its positions in both corporate and structured credit during the prior reporting period, and maintained that positioning until around the middle of this period, when overweights to these sectors were once again put into place. Positions in Treasury securities, which had been raised to overweights earlier in the reporting period, were once again reduced in favor of agency exposure, as well as the aforementioned corporate and structured product exposures. An overweight established in mortgage securities during the prior period was maintained early in this period. 3 As markdowns occurred in some of the fund's non-agency mortgage positions, this reduction in sector weight was not restored and consequently, mortgage weighting fell over the course of the period. Overall, the mortgage sector allocation provided the single largest detriment to value over the course of the period because of the fund's allocation to both non-agency and commercial mortgage-backed securities ("CMBS") and the continuing weakness experienced in these sub-sectors. It should be noted that the 0-3C mortgage component consists solely of agency mortgages; non-agency mortgages are not included, nor are CMBS. The performance of the corporate allocation of the portfolio was slightly better than that of the corporate component of the 0-3C, with the same holding true for the fund's asset-backed securities ("ABS") allocation despite the security markdowns noted below.

SECURITY SELECTION

There were a number of specific securities which suffered significant markdowns in value as a result of the general dislocation in the market. The sector most significantly affected was that for non-agency, mortgage-backed securities. As mentioned previously, markdowns of non-agency MBS holdings affected the performance of the fund relative to the 0-3C. Securities in the agency-only index did not experience the same degree of price weakness as their non-agency mortgage or CMBS counterparts. In addition, three credit card-backed ABS securities experienced markdowns which accounted collectively for 36 basis points of negative absolute return.

3 The Value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1999 to April 30, 2009, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2009
1 Year	1.99%
5 Years	3.12%
10 Years	3.85%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1999 to April 30, 2009, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2009
1 Year	1.80%
5 Years	2.95%
10 Years	3.63%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $100,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Short-Term Income Fund (Class Y Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2009, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Returns for the Period Ended 4/30/2009
1 Year	2.16%
Start of Performance (8/26/2004)	3.31%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $100,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	32.1%
Corporate Debt Securities	28.5%
Mortgage-Backed Securities [3]	13.9%
U.S. Treasury and Agency Securities [4]	9.6%
Cash Equivalents [5]	17.5%
Other Assets and Liabilities - Net [6]	(1.6)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.0%
		Federal Home Loan Mortgage Corporation--0.5%
$32,923	[1]	FHLMC ARM 390260, 4.484%, 10/1/2030	$33,377
166,851	[1]	FHLMC ARM 420173, 5.750%, 4/1/2030	171,752
12,374	[1]	FHLMC ARM 420196, 5.312%, 11/1/2030	12,737
52,574	[1]	FHLMC ARM 606116, 30 Year, 4.391%, 9/1/2019	53,238
1,326,989	[1]	FHLMC ARM 780443, 3.597%, 3/1/2033	1,343,882
59,460	[1]	FHLMC ARM 785167, 4.638%, 12/1/2018	60,098
		TOTAL	1,675,084
		Federal National Mortgage Association--2.5%
72,417	[1]	FNMA ARM 316302, 6.825%, 11/1/2018	74,498
1,174,684	[1]	FNMA ARM 544843, 3.806%, 10/1/2027	1,203,323
792,928	[1]	FNMA ARM 544852, 4.281%, 4/1/2028	812,909
804,974	[1]	FNMA ARM 544884, 4.259%, 5/1/2034	825,261
1,565,867	[1]	FNMA ARM 556379, 2.913%, 5/1/2040	1,562,329
418,859	[1]	FNMA ARM 556388, 2.914%, 5/1/2040	417,794
2,413,049	[1]	FNMA ARM 618128, 3.705%, 8/1/2033	2,443,820
		TOTAL	7,339,934
		Government National Mortgage Association--0.0%
26,756	[1]	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	27,546
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $9,023,321)	9,042,564
		ASSET-BACKED SECURITIES--32.2%
		Auto Receivables--15.4%
3,444,690		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	3,413,610
708,926		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	695,805
2,326,308	[1]	Americredit 2005-BM, Class A4, 0.569%, 5/6/2012	2,240,871
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,132,840
2,344,380		BMW Vehicle Lease Trust 2007-1, Class A3B, 0.691%, 8/15/2013	2,287,246
1,769,699		Capital One Auto Finance Trust 2006-A, Class A4, 0.461%, 12/15/2012	1,629,970
1,401,711		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	1,357,282
2,603,538	[1]	Capital One Auto Finance Trust 2007-C, Class A3B, 0.961%, 4/16/2012	2,499,397
450,404		Fifth Third Auto Trust 2008-1, Class A2B, 1.701%, 2/15/2011	447,284
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$1,239,905	[1]	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.801%, 6/15/2012	$1,218,557
521,085		Harley-Davidson Motorcycle Trust 2004-3, Class A2, 3.20%, 5/15/2012	511,578
296,438		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	298,979
1,400,000		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,344,760
33,885		Honda Auto Receivables Owner Trust 2006-2, Class A3, 5.30%, 7/21/2010	34,000
636,375		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	635,322
2,750,000	[1]	Huntington Auto Trust 2008-1, Class A3B, 1.951%, 4/16/2012	2,652,727
71,791		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	72,095
453,166		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	451,558
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,106,561
912,259		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	882,495
1,074,896		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	908,752
1,795,250		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,799,788
1,314,947		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,248,814
748,314		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	746,319
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,006,957
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,817,156
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	997,543
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	1,979,986
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	997,588
1,500,000	[2,3]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,374,288
413,067		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	413,135
826,134		Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.297%, 3/21/2011	821,152
1,914,584		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	1,947,789
2,000,000		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.751%, 10/15/2012	1,902,332
		TOTAL	45,874,536
		Credit Card--11.4%
1,250,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.491%, 2/15/2013	1,214,734
2,000,000	[2,3]	American Express Credit Account Master Trust 2006-B, Class B, 0.601%, 8/15/2013	1,723,642
1,800,000		American Express Credit Account Master Trust 2008-3 A, Class A, 1.401%, 8/15/2012	1,788,357
1,405,000		American Express Credit Account Master Trust, Class A, 0.541%, 3/15/2012	1,402,262
1,000,000		American Express Credit Account Master Trust, Class B, 0.571%, 10/15/2012	935,236
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Credit Card--continued
$1,000,000		American Express Issuance Trust 2007-1 A, Class A, 0.651%, 9/15/2011	$982,212
1,000,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	989,893
800,000		Bank One Issuance Trust 2004-B1, Class B1, 0.771%, 3/15/2012	782,387
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	1,983,352
1,000,000		Bank of America Credit Card Trust 2007-B1 B1, Class B1, 0.531%, 6/15/2012	940,715
550,000		Bank of America Credit Card Trust 2007-B5 B5, Class B5, 1.051%, 3/15/2012	516,354
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,072,694
1,000,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.741%, 6/15/2014	642,658
2,000,000		Capital One Multi-Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,789,933
1,830,000		Capital One Multi-Asset Execution Trust 2004-B6, Class B6, 4.15%, 7/16/2012	1,729,494
1,000,000		Capital One Multi-Asset Execution Trust 2006-B2, Class B, 0.541%, 3/15/2012	996,233
2,000,000		Chase Issuance Trust Class A 2007-A14, Class A, 0.701%, 9/15/2011	1,995,901
1,500,000		Chase Issuance Trust Class C1 2005-C1, Class C1, 0.821%, 11/15/2012	1,302,285
1,560,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	1,464,049
2,500,000		Citibank Credit Card Issuance Trust 2007-B5, Class B5, 1.098%, 11/7/2014	1,585,813
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,158,448
3,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.501%, 8/15/2012	2,818,423
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.641%, 8/15/2012	808,635
1,500,000		National City Credit Card Master Trust 2008-3, Class A, 2.251%, 5/15/2013	1,277,182
		TOTAL	33,900,892
		Equipment Lease--1.1%
1,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.351%, 12/15/2014	911,711
280,842	[2,3]	Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010	281,349
1,404,464	[2]	Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	1,264,018
865,364		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	870,745
		TOTAL	3,327,823
		Home Equity Loan--3.8%
60,281	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	39,183
1,440,000		Asset-Backed Funding Certificate 2005-OPT1, Class A2C, 0.798%, 7/25/2035	1,086,856
1,858,161		Asset-Backed Funding Certificates 2006-OPT1, Class A3B, 0.528%, 9/25/2036	1,836,757
20,755		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.931%, 1/15/2028	19,916
1,211,024		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.697%, 9/20/2023	627,561
148,889		First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF12, Class A2B, 0.698%, 11/25/2036	111,493
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	$1,156,074
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.118%, 11/25/2034	557,186
2,658,725		Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.528%, 6/25/2036	2,567,017
328,248	[2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
10,214		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.74%, 10/25/2028	10,068
491,279		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	472,469
1,881,425		Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,467,689
716,505		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	689,753
228,939	[2,3]	Quest Trust 2004 - X1, Class A, 0.768%, 3/25/2034	163,620
436,796		Saxon Asset Securities Trust 2006-2, Class A3B, 0.528%, 9/25/2036	423,594
1,519,279	[2,4]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	760
		TOTAL	11,261,590
		Manufactured Housing--0.3%
751,225		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	702,126
		Other--0.2%
607,369		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	610,975
		Rate Reduction Bond--0.0%
79,230		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	79,515
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $102,875,270)	95,757,457
		COLLATERALIZED MORTGAGE OBLIGATIONS--5.9%
		Commercial Mortgage--1.0%
1,048,545		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	920,500
1,096,652		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	53,504
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.803%, 6/13/2042	2,134,543
		TOTAL	3,108,547
		Federal Home Loan Mortgage Corporation--1.4%
5,765		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	5,928
98,391		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	103,154
128,785		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	131,701
148,270		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	155,120
147,292		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	156,214
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal Home Loan Mortgage Corporation--continued
$238,081		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	$241,871
1,532,671		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.801%, 2/15/2018	1,513,694
305,200		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	314,155
349,563		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	343,519
307,895		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	307,090
109,573		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	111,157
383,292		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	400,651
276,252		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	278,849
		TOTAL	4,063,103
		Federal National Mortgage Association--1.5%
250,096		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	280,894
5,350		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,829
134,442		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	143,451
126,250		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	142,733
8,955		Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	9,281
34,485		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	35,967
139,098		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	144,203
817,439		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	867,160
107,106		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	113,624
495,938		Federal National Mortgage Association REMIC 2002-52 FG, 0.938%, 9/25/2032	488,948
498,557		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	502,318
141,142		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	140,256
198,927		Federal National Mortgage Association REMIC 2003-47 FP, 0.788%, 9/25/2032	197,693
251,108		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	246,778
518,366		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	529,437
186,435		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	194,018
271,958		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	297,377
180,164		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	196,300
		TOTAL	4,536,267
		Non-Agency Mortgage--2.0%
967,384		American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	825,459
50,815		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.964%, 3/25/2033	34,225
212,983	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.645%, 2/3/2029	57,505
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$200,000		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	$189,973
1,721,809		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,326,901
498,603		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	423,481
147,998		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	134,454
187,053	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	112,232
2,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.708%, 2/25/2037	122,834
422,813		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	373,563
627,329		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.605%, 9/25/2034	352,404
29,049		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	27,596
315,462		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	351,038
33,142	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.652%, 1/28/2027	16,571
574,456		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	616,910
1,380,484		Washington Mutual 2006-AR15, Class 1A, 2.354%, 11/25/2046	427,678
1,387,091		Washington Mutual 2006-AR17, Class 1A, 2.334%, 12/25/2046	437,073
157,450		Wells Fargo Mortgage-Backed Securities Trust 2004-I, Class 1A1, 5.104%, 7/25/2034	115,354
		TOTAL	5,945,251
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $23,049,368)	17,653,168
		CORPORATE BONDS--26.7%
		Basic Industry - Chemicals--1.1%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,303,342
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,034,437
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	949,315
		TOTAL	3,287,094
		Basic Industry - Metals & Mining--0.4%
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,038,069
		Capital Goods - Aerospace & Defense--1.2%
1,000,000	[2,3]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,009,098
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,282,435
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	379,918
1,000,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,036,237
		TOTAL	3,707,688
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.8%
$1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	$1,280,656
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,019,014
		TOTAL	2,299,670
		Communications - Media Noncable--1.1%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,629,553
1,750,000		Reed Elsevier, Inc., Floating Rate Note, 1.65%, 6/15/2010	1,724,316
		TOTAL	3,353,869
		Communications - Telecom Wireless--0.8%
1,250,000	[2,3]	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,301,017
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	962,471
		TOTAL	2,263,488
		Communications - Telecom Wirelines--1.4%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,108,818
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,510,620
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	498,570
1,000,000		Telefonica, S.A., Sr. Note, 5.855%, 2/4/2013	1,038,092
		TOTAL	4,156,100
		Consumer Cyclical - Automotive--1.1%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,217,891
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	496,433
1,500,000	[2,3]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,427,222
		TOTAL	3,141,546
		Consumer Cyclical - Entertainment--0.7%
1,000,000		Time Warner, Inc., Floating Rate Note, 1.461%, 11/13/2009	992,751
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,077,057
		TOTAL	2,069,808
		Consumer Cyclical - Retailers--1.3%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,061,971
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,069,679
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	696,859
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,055,240
		TOTAL	3,883,749
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Food/Beverage--2.3%
$1,000,000	[2,3]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	$1,010,974
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,147,930
1,000,000		General Mills, Inc., 5.65%, 9/10/2012	1,060,904
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,539,891
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,057,751
1,000,000	[2,3]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,012,691
		TOTAL	6,830,141
		Consumer Non-Cyclical - Health Care--0.3%
725,000		Covidien International Finance S.A., 5.45%, 10/15/2012	754,275
		Consumer Non-Cyclical - Pharmaceuticals--0.7%
900,000		Abbott Laboratories, 5.375%, 5/15/2009	901,364
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,319,926
		TOTAL	2,221,290
		Consumer Non-Cyclical - Products--0.8%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,247,477
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,060,467
		TOTAL	2,307,944
		Consumer Non-Cyclical - Supermarkets--0.7%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,183,111
1,000,000		Kroger Co., 7.25%, 6/1/2009	1,002,924
		TOTAL	2,186,035
		Energy - Independent--0.0%
120,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	119,553
		Energy - Integrated--0.3%
833,400	[2,3]	Qatar Petroleum, 5.579%, 5/30/2011	838,932
		Financial Institution - Banking--3.7%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,701,857
1,000,000	[2,3]	Barclays Bank PLC, 7.375%, 6/15/2049	437,209
1,250,000		Capital One Bank, Note, 5.00%, 6/15/2009	1,252,173
300,000		Citigroup, Inc., 4.625%, 8/3/2010	290,108
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	887,177
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,006,059
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,000,000		Household Finance Corp., 7.00%, 5/15/2012	$965,364
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,048,493
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,254,198
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,016,700
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,248,567
		TOTAL	11,107,905
		Financial Institution - Finance Noncaptive--1.5%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,209,815
1,250,000		General Electric Capital Corp., 4.00%, 6/15/2009	1,253,655
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	355,639
1,250,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	1,245,225
1,000,000		HSB Capital I, Company Guarantee, 2.041%, 7/15/2027	411,250
		TOTAL	4,475,584
		Financial Institution - Insurance - Health--0.6%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	519,601
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,254,841
		TOTAL	1,774,442
		Financial Institution - Insurance - Life--0.3%
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	855,415
		Financial Institution - Insurance - P&C--0.2%
1,250,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	662,500
		Financial Institution - REITs--0.7%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,129,777
		Technology--2.2%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,595,124
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,267,842
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,057,671
1,250,000		IBM Corp., Note, 4.375%, 6/1/2009	1,254,405
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,342,208
		TOTAL	6,517,250
		Transportation - Services--0.3%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,009,600
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--2.2%
$1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	$1,057,270
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,039,280
1,000,000	[2,3]	Electricite De France, 5.50%, 1/26/2014	1,075,878
1,000,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	1,043,687
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,281,817
		TOTAL	6,497,932
		TOTAL CORPORATE BONDS (IDENTIFIED COST $80,021,629)	79,489,656
		GOVERNMENT AGENCIES--7.8%
		Federal Home Loan Mortgage Corporation--6.0%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,546,935
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,431,305
		TOTAL	17,978,240
		Federal National Mortgage Association--1.8%
5,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	5,311,017
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,963,812)	23,289,257
		MORTGAGE-BACKED SECURITIES--0.4%
		Federal Home Loan Mortgage Corporation--0.1%
46		Federal Home Loan Mortgage Corp., Pool A01379, 8.50%, 10/1/2010	46
37,374		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	39,942
58,259		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	61,815
235,075		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	245,319
14,153		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	14,439
44,545		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	46,971
40,164		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	43,040
		TOTAL	451,572
		Federal National Mortgage Association--0.2%
253,518		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	259,104
30,178		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	31,926
42,865		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	45,647
169,000		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	180,480
		TOTAL	517,157
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.1%
$71,073		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	$76,049
18,556		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	20,279
79,549		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	80,848
		TOTAL	177,176
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,131,154)	1,145,905
		U.S. TREASURY--1.8%
5,000,000		United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $5,082,632)	5,277,148
		MUTUAL FUNDS--23.2% [5]
1,259,421		Federated Mortgage Core Portfolio	12,619,395
1,084,711		High Yield Bond Portfolio	5,651,343
50,943,965	[6]	Prime Value Obligations Fund, Institutional Shares, 1.03%	50,943,965
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $68,712,070)	69,214,703
		TOTAL INVESTMENTS--101.0% (IDENTIFIED COST $311,859,256) [7]	300,869,858
		OTHER ASSETS AND LIABILITIES - NET--(1.0)% [8]	(2,920,892)
		TOTAL NET ASSETS--100%	$297,948,966

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $13,959,836, which represented 4.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $12,437,973, which represented 4.2% of total net assets.

4 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $312,390,194.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ 69,214,703
Level 2--Other Significant Observable Inputs	231,622,801
Level 3--Significant Unobservable Inputs	32,354
TOTAL	$300,869,858

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 1, 2008	$ 45,578
Change in unrealized depreciation	(44,818)
Transfers in and/or out of Level 3	31,594
Balance as of April 30, 2009	$ 32,354
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2009	$(44,818)

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009

Assets:
Total investments in securities, at value, including $69,214,703 of investments in affiliated issuers (Note 5) (identified cost $311,859,256)		$300,869,858
Cash		305
Income receivable		2,337,089
Receivable for shares sold		580,959
TOTAL ASSETS		303,788,211
Liabilities:
Payable for investments purchased	$5,238,289
Payable for shares redeemed	266,568
Income distribution payable	178,520
Payable for Directors'/Trustees' fees	931
Payable for distribution services fee (Note 5)	21,400
Payable for shareholder services fee (Note 5)	51,662
Accrued expenses	81,875
TOTAL LIABILITIES		5,839,245
Net assets for 36,738,254 shares outstanding		$297,948,966
Net Assets Consist of:
Paid-in capital		$352,079,450
Net unrealized depreciation of investments		(10,989,398)
Accumulated net realized loss on investments, futures contracts and swap contracts		(43,039,578)
Distributions in excess of net investment income		(101,508)
TOTAL NET ASSETS		$297,948,966
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($176,545,953 ÷ 21,768,614 shares outstanding), no par value, unlimited shares authorized		$8.11
Institutional Service Shares:
Net asset value per share ($63,342,010 ÷ 7,810,616 shares outstanding), no par value, unlimited shares authorized		$8.11
Class Y Shares:
Net asset value per share ($12,062,370 ÷ 1,487,311 shares outstanding), no par value, unlimited shares authorized		$8.11
Class A Shares:
Net asset value per share ($45,998,633 ÷ 5,671,713 shares outstanding), no par value, unlimited shares authorized		$8.11
Offering price per share (100/99.00 of $8.11)		$8.19
Redemption proceeds per share		$8.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2009

Investment Income:
Interest (including income on securities loaned of $144,186)		$10,453,809
Dividends received from affiliated issuers (Note 5)		1,154,266
TOTAL INCOME		11,608,075
Expenses:
Investment adviser fee (Note 5)	$1,009,016
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	19,101
Transfer and dividend disbursing agent fees and expenses	149,442
Directors'/Trustees' fees	3,815
Auditing fees	22,200
Legal fees	8,952
Portfolio accounting fees	111,483
Distribution services fee--Institutional Service Shares (Note 5)	39,679
Distribution services fee--Class A Shares (Note 5)	209,664
Shareholder services fee--Institutional Shares (Note 5)	274,002
Shareholder services fee--Institutional Service Shares (Note 5)	58,726
Shareholder services fee--Class A Shares (Note 5)	104,128
Account administration fee--Institutional Shares	3,619
Account administration fee--Institutional Service Shares	5,981
Share registration costs	68,618
Printing and postage	68,051
Insurance premiums	4,935
Miscellaneous	3,262
TOTAL EXPENSES	2,434,674

Statement of Operations-continued

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(791,151)
Waiver of administrative personnel and services fee	(52,475)
Waiver of distribution services fee--Institutional Service Shares	(12,046)
Waiver of distribution services fee--Class A Shares	(3,725)
TOTAL WAIVERS AND REIMBURSEMENT		$(859,397)
Net expenses			$1,575,277
Net investment income			10,032,798
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (including loss of $369,376 on sales of investments in affiliated issuers) (Note 5)			785,956
Net realized loss on futures contracts			(11,605)
Net realized loss on swap contracts			(209,961)
Net change in unrealized depreciation of investments			(5,682,394)
Net change in unrealized depreciation of swap contracts			946
Net realized and unrealized loss on investments, futures contracts and swap contracts			(5,117,058)
Change in net assets resulting from operations			$4,915,740

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,032,798	$11,115,495
Net realized gain (loss) on investments, futures contracts and swap contracts	564,390	(1,333,228)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(5,681,448)	(2,704,852)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,915,740	7,077,415
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,170,351)	(7,115,748)
Institutional Service Shares	(1,045,391)	(891,728)
Class Y Shares	(509,368)	(1,143,724)
Class A Shares	(1,503,418)	(1,966,178)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,228,528)	(11,117,378)
Share Transactions:
Proceeds from sale of shares	135,973,859	89,513,959
Net asset value of shares issued to shareholders in payment of distributions declared	7,350,234	8,076,411
Cost of shares redeemed	(97,254,924)	(110,126,160)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,069,169	(12,535,790)
Change in net assets	40,756,381	(16,575,753)
Net Assets:
Beginning of period	257,192,585	273,768,338
End of period (including undistributed (distributions in excess of) net investment income of $(101,508) and $51,812, respectively)	$297,948,966	$257,192,585

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the year ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value" on the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized gain (loss) on swap contracts" in the Statement of Operations. For the year ended April 30, 2009, the Fund had a net realized loss on swap contracts of $209,961.

At April 30, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to manage duration and cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended April 30, 2009, the Fund had a net realized loss on futures contracts of $11,605.

At April 30, 2009, the Fund had no outstanding futures contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 60,253	$ 39,183
C-BASS ABS LLC Series 1999-3, Class B1, 6.645%, 2/3/2029	7/9/1999	$ 176,431	$ 57,505
Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	12/8/2008	$ 1,264,018	$1,264,018
Greenwich Capital Acceptance 1991-4, Class B1A, 6.238%, 7/1/2019	1/7/1993	$ 190,546	$ 112,232
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662	$ 31,594
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.652%, 1/28/2027	2/4/1998-2/5/1998	$ 67,814	$ 16,571
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$ 1,516,099	$ 760

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,296,056	$58,898,504	6,888,544	$57,704,615
Shares issued to shareholders in payment of distributions declared	586,096	4,722,373	558,498	4,674,182
Shares redeemed	(7,354,596)	(59,111,898)	(4,220,370)	(35,317,359)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	527,556	$4,508,979	3,226,672	$27,061,438

Year Ended April 30	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,678,541	$61,737,693	1,990,266	$16,660,831
Shares issued to shareholders in payment of distributions declared	110,604	890,874	86,933	727,607
Shares redeemed	(2,806,464)	(22,526,227)	(1,187,440)	(9,947,188)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,982,681	$40,102,340	889,759	$7,441,250

Year Ended April 30	2009		2008
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	284,954	$2,283,792	991,422	$8,288,531
Shares issued to shareholders in payment of distributions declared	51,039	411,286	112,468	941,339
Shares redeemed	(390,257)	(3,126,078)	(5,912,377)	(49,488,683)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(54,264)	$(431,000)	(4,808,487)	$(40,258,813)

Year Ended April 30	2009		2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,624,636	$13,053,870	818,348	$6,859,982
Shares issued to shareholders in payment of distributions declared	164,510	1,325,701	207,093	1,733,283
Shares redeemed	(1,549,304)	(12,490,721)	(1,835,913)	(15,372,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	239,842	$1,888,850	(810,472)	$(6,779,665)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,695,815	$46,069,169	(1,502,528)	$(12,535,790)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for swap contracts and expiration of capital loss carryforwards.

For the year ended April 30, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,424,496)	$42,410	$1,382,086

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2009 and 2008, was as follows:

	2009	2008
Ordinary income	$10,228,528	$11,117,378

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(101,508)
Net unrealized depreciation	$(11,520,336)
Capital loss carryforwards	$(42,508,640)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for paydowns and the deferral of losses on wash sales.

At April 30, 2009, the cost of investments for federal tax purposes was $312,390,194. The net unrealized depreciation of investments for federal tax purposes was $11,520,336. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,293,728 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,814,064.

At April 30, 2009, the Fund had a capital loss carryforward of $42,508,640 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 8,377,387
2011	$11,458,525
2012	$12,381,100
2013	$ 5,495,264
2014	$ 2,592,863
2015	$ 801,392
2016	$ 1,402,109

As a result of the tax-free transfer of assets from Federated Limited Term Fund and MDT Short-Term Bond Fund, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $807,101 to offset taxable capital gains realized during the year ended April 30, 2009. Additionally, capital loss carryforwards of $1,424,496 expired during the year ended April 30, 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to December 2008, the Adviser was obligated to waive all or a portion of its investment advisory fee which it was otherwise entitled to receive, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) in order to limit the aggregate annual operating expenses for the Fund's Institutional Shares and Class A Shares to not more than 0.95% and 1.20%, respectively, of its average daily net assets. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, the Adviser waived $766,337 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, the net fee paid to FAS was 0.086% of average daily net assets of the Fund. FAS waived $52,475 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended April 30, 2009, FSC voluntarily waived $15,771 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2009, FSC retained $130,945 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended April 30, 2009, FSSC received $78,866 of fees paid by the Fund.

On November 28, 2007, FSSC reimbursed a portion of the Service Fees. This reimbursement resulted from the overpayment of Service Fees to an affiliate of Federated Investors, Inc. This reimbursement amounted to $11,408 for the year ended April 30, 2008.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.70%, 1.09% and 0.35%, respectively, for the fiscal year ending April 30, 2010. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through June 30, 2010.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended April 30, 2009, the Adviser reimbursed $24,814. Transactions with the affiliated companies during the year ended April 30, 2009 were as follows:

Affiliates	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Federated Mortgage Core Portfolio	1,191,843	67,578	--	1,259,421	$12,619,395	$ 664,641
High Yield Bond Portfolio	--	1,541,156	456,445	1,084,711	5,651,343	267,032
Prime Value Obligations Fund, Institutional Shares	45,304,039	216,928,433	211,288,507	50,943,965	50,943,965	222,593
TOTAL OF AFFILIATED TRANSACTIONS	46,495,882	218,537,167	211,744,952	53,288,097	$69,214,703	$1,154,266

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2009, were as follows:

Purchases	$106,921,025
Sales	$59,898,814

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the year ended April 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the year ended April 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund") (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 12, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor of Theology, Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Chairman, Audit Committee.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting); Consultant, EZE Castle Software (investment order management software); Partner, Midway Pacific (lumber).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Director, EZE Castle Software.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995 He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser. beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED SHORT-TERM INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308
Cusip 31420C787

28528 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $174,200

Fiscal year ended 2008 - $164,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,805 and $0 respectively.  Fiscal year ended 2009- Fees related to N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $12,439 and $12,455 respectively. Fiscal year ended 2009- Service fee for analysis of potential Passive Foreign Investment Company holdings and discussions related to accounting for REMICS.  Fiscal year ended 2008 – Discussion related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 – 0%

Fiscal year ended 2008 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2009 - $243,002

Fiscal year ended 2008 - $309,142

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 22, 2009